Consolidated Statements of Operations and Other Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
NET REVENUE		$ 86,159	$ 10,683,243
COST OF REVENUE		42,089	8,228,377
GROSS PROFIT		44,070	2,454,866
OPERATING EXPENSES
Sales and Marketing Expenses		63,992	801,374
General and Administrative Expenses		707,883	1,504,654
Research and Development Expenses		688	107,626
Total operating expenses		772,563	2,413,654
(LOSS) INCOME FROM OPERATIONS		(728,493)	41,212
Loss on disposal of subsidiary			(29,279)
Other Incomes (Expenses), net		11,314	(79,191)
LOSS BEFORE INCOME TAX		(717,179)	(67,258)
Income tax benefits (expenses)		371,568	(211,368)
NET LOSS		(345,611)	(278,626)
Less: net loss attributable to non-controlling interest		(9,710)	(10,715)
OTHER COMPREHENSIVE LOSS
Foreign Currency Translation Adjustment		43,111	(880,073)
TOTAL COMPREHENSIVE LOSS		$ (302,500)	$ (1,158,699)
LOSS PER SHARE - BASIC		$ (0.10)	$ (0.01)
LOSS PER SHARE - DILUTED		$ (0.10)	$ (0.01)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC	[1]	3,152,212	80,917,493
WEIGHTED AVERAGE SHARES OUTSTANDING - DILUTED	[1]	3,152,212	80,917,493

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)